Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents the Company’s fair value hierarchy for financial assets and liabilities:

	Fair Value Measurements as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$2,698	$—	$—	$2,698
Private Placement Warrants	—	—	1,981	1,981
Earnout liability	—	—	78,080	78,080

	Fair Value Measurements as of May 26, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$5,397	$—	$—	$5,397
Private Placement Warrants	—	—	3,834	3,834
Earnout liability	—	—	187,750	187,750

Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Private Placement Warrants and Earnout Liability
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Private Placement Warrants as of September 30, 2022 and the Closing Date:

	As of
	September 30, 2022	May 26, 2022
Stock price	$4.28	$9.02
Exercise price	$11.50	$11.50
Risk-free rate	4.1%	2.7%
Volatility	35.1%	13.4%
Term (in years)	4.7	5.0
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Earnout liability as of September 30, 2022 and the Closing Date, the date of initial measurement:

	As of
	September 30, 2022	May 26, 2022
Stock price	$4.28	$9.02
Risk-free rate	4.1%	2.7%
Volatility	70.0%	60.0%
Term (in years)	4.7	5.0

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value as of September 30, 2022 and the Closing Date, the date of initial measurement:

	Private Placement Warrants	Earnout Liability	Total
Fair value as of May 26, 2022 (initial measurement)	$3,834	$187,750	$191,584
Gain from change in fair value	(1,853)	(109,670)	(111,523)

Fair value as of September 30, 2022	$1,981	$78,080	$80,061